Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Income Taxes [Abstract]
INCOME TAXES

10. INCOME TAXES

Enterprise income tax

British Virgin Islands

Under the current laws of the British Virgin Islands, the Company incorporated in the British Virgin Islands is not subject to tax on income or capital gain. Additionally, the British Virgin Islands does not impose a withholding tax on payments of dividends to shareholders.

Cayman Islands

Under the current laws of the Cayman Islands, the subsidiary of the Company incorporated in the Cayman Islands is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the subsidiary of the Company in Hong Kong is subject to 16.5% Hong Kong profit tax on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

The PRC

The Company’s subsidiaries and the VIE that are each incorporated in the PRC are subject to Corporate Income Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the new PRC Enterprise Income Tax Laws (“PRC Income Tax Laws”) effective from January 1, 2008. Pursuant to the PRC Income Tax Laws, the Company’s PRC subsidiaries and the VIE are subject to a CIT statutory rate of 25%.

Under the PRC Income Tax Laws, an enterprise which qualifies as a High and New Technology Enterprise (“the HNTE”) is entitled to a preferential tax rate of 15% provided it continues to meet HNTE qualification standards on an annual basis. SG qualifies as an HNTE and is entitled for a preferential tax rate of 15% from 2018 to 2024. HX qualifies as an HNTE and is entitled for a preferential tax rate of 15% from 2017 to 2023. LH qualifies as an HNTE and is entitled for a preferential tax rate of 15% from 2016 to 2024. WLT qualifies as an HNTE and is entitled for a preferential tax rate of 15% from 2017 to 2023. CX qualifies as an HNTE and is entitled for a preferential tax rate of 15% from 2018 to 2021. The HNTE certificate of CX expired in July 2021.

Under the PRC Income Tax Laws, during the period from January 1, 2010 to December 31, 2030, an enterprise which established in region of Holgus and Kashgar is entitled to a preferential tax rate of 0% in five consecutive years and a preferential tax rate of 9% for the next five years since the first-year income generated from operations provided it continues to meet the conditions within the required scope.

Holgus X qualifies for the conditions and entitled for a preferential tax rate of 0% from 2017 to 2021 and a preferential tax rate of 9% from 2022 to 2026. Kashgar Times qualifies for the conditions and entitled for a preferential tax rate of 0% from 2016 to 2020 and a preferential tax rate of 9% from 2021 to 2025. Holgus H qualifies for the conditions and entitled for a preferential tax rate of 0% from 2020 to 2025 and a preferential tax rate of 9% from 2026 to 2030. Kashgar Lehong qualifies for the conditions and entitled for a preferential tax rate of 0% from 2020 to 2025 and a preferential tax rate of 9% from 2026 to 2030. For the six months ended June 30, 2022 and 2023, total tax saving for the preferential tax rate were, RMB36,295 and RMB33,058 (US$4,559), respectively, the impacts on basic EPS were RMB1.0 and RMB0.8 (US$0.1), respectively, and the impacts on dilutive EPS were RMB1.0 and RMB0.8 (US$0.1), respectively.

Uncertain tax positions

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2022 and June 30, 2023, the Company did not have any significant unrecognized uncertain tax positions.

The Company did not incur any interest or penalty related to potential underpaid income tax expenses for the six months ended June 30, 2022 and 2023, and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from June 30, 2023.

The income tax expenses (benefits) comprise:

	For the six months ended June 30,
	2022	2023	2023
	RMB	RMB	USD
Current income tax expense	5,391	1,087	150
Deferred income tax benefit	(629)	(1,719)	(237)
Income tax expenses (benefits)	4,762	(632)	(87)

A reconciliation of the differences between the statutory tax rate and the effective tax rate for EIT for the six months ended June 30, 2022 and 2023 is as follows:

	For the six months ended June 30,
	2022	2023
Income tax computed at PRC statutory tax rate	25.0%	25.0%
Effect of tax-preferential entities	(23.4)%	(44.8)%
Non-deductible expenses	1.5%	19.0%
Income tax expense	3.1%	(0.8)%

The components of deferred taxes are as follows:

	As of December 31,	As of June 30,
	2022	2023	2023
	RMB	RMB	USD
Deferred tax assets:
Allowance for doubtful accounts	630	1,167	161
Net operating losses carried forward	3,707	4,180	576
	4,337	5,347	737

Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable, management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax assets for the Company. Thus, there were no valuation allowances as of December 31, 2022 and June 30, 2023 for the deferred tax assets.

The components of deferred liabilities are as follows:

	As of December 31,	As of June 30,
	2022	2023	2023
	RMB	RMB	USD
Deferred tax liabilities
Intangible assets acquired through acquisition	61,236	60,527	8,347
	61,236	60,527	8,347

13. INCOME TAXES

Enterprise income tax

British Virgin Islands

Under the current laws of the British Virgin Islands, the Company incorporated in the British Virgin Islands is not subject to tax on income or capital gain. Additionally, the British Virgin Islands does not impose a withholding tax on payments of dividends to shareholders.

Cayman Islands

Under the current laws of the Cayman Islands, the subsidiary of the Company incorporated in the Cayman Islands is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the subsidiary of the Company in Hong Kong is subject to 16.5% Hong Kong profit tax on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

The PRC

The Company’s subsidiaries and the VIE that are each incorporated in the PRC are subject to Corporate Income Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the new PRC Enterprise Income Tax Laws (“PRC Income Tax Laws”) effective from January 1, 2008. Pursuant to the PRC Income Tax Laws, the Company’s PRC subsidiaries and the VIE are subject to a CIT statutory rate of 25%.

Under the PRC Income Tax Laws, an enterprise which qualifies as a High and New Technology Enterprise (“the HNTE”) is entitled to a preferential tax rate of 15% provided it continues to meet HNTE qualification standards on an annual basis. SG qualifies as an HNTE and is entitled for a preferential tax rate of 15% from 2018 to 2024. HX qualifies as an HNTE and is entitled for a preferential tax rate of 15% from 2017 to 2023. LH qualifies as an HNTE and is entitled for a preferential tax rate of 15% from 2016 to 2024. WLT qualifies as an HNTE and is entitled for a preferential tax rate of 15% from 2017 to 2023. CX qualifies as an HNTE and is entitled for a preferential tax rate of 15% from 2018 to 2021. The HNTE certificate of CX expired in July 2021.

Under the PRC Income Tax Laws, during the period from January 1, 2010 to December 31, 2030, an enterprise which established in region of Holgus and Kashgar is entitled to a preferential tax rate of 0% in five consecutive years and a preferential tax rate of 9% for the next five years since the first-year income generated from operations provided it continues to meet the conditions within the required scope.

Holgus X qualifies for the conditions and entitled for a preferential tax rate of 0% from 2017 to 2021 and a preferential tax rate of 9% from 2022 to 2026. Kashgar Times qualifies for the conditions and entitled for a preferential tax rate of 0% from 2016 to 2020 and a preferential tax rate of 9% from 2021 to 2025. Holgus H qualifies for the conditions and entitled for a preferential tax rate of 0% from 2020 to 2025 and a preferential tax rate of 9% from 2026 to 2030. Kashgar Lehong qualifies for the conditions and entitled for a preferential tax rate of 0% from 2020 to 2025 and a preferential tax rate of 9% from 2026 to 2030. For the years ended December 31, 2020, 2021 and 2022, total tax saving for the preferential tax rate were RMB39,876, RMB34,561 and RMB33,892 (US$4,914), respectively, the impacts on basic EPS were RMB1.7, RMB1.1 and RMB0.7 (US$0.1), respectively, and the impacts on dilutive EPS were RMB1.5, RMB1.1 and RMB0.7 (US$0.1), respectively.

Uncertain tax positions

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2021 and 2022, the Company did not have any significant unrecognized uncertain tax positions.

The Company did not incur any interest or penalty related to potential underpaid income tax expenses for the years ended December 31, 2020, 2021and 2022, and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2022.

The income tax expenses comprise:

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Current income tax expense	5,459	5,285	19,469	2,822
Deferred income tax expense (benefit)	1,945	319	(1,402)	(203)
Income tax expenses	7,404	5,604	18,067	2,619

A reconciliation of the differences between the statutory tax rate and the effective tax rate for EIT for the years ended December 31, 2020, 2021 and 2022 is as follows:

	For the years ended December 31,
	2020	2021	2022
Income tax computed at PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of tax-preferential entities	(22.2)%	(23.2)%	(15.9)%
Non-deductible expenses	1.2%	1.2%	(0.6)%
Income tax expense	4.0%	3.2%	8.5%

The components of deferred taxes are as follows:

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Deferred tax assets:
Allowance for doubtful accounts	171	630	91
Net operating losses carried forward	4,181	3,707	538
	4,352	4,337	629

Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable, management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax assets for the Company. Thus, there were no valuation allowances as of December 31, 2020, 2021 and 2022 for the deferred tax assets.

The components of deferred liabilities are as follows:

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Deferred tax liabilities
Intangible assets acquired through acquisition	58,746	61,236	8,878
	58,746	61,236	8,878